Other Receivables (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Non-interest bearing note - sale of property	$ 8,620,000	$ 0
Unamortized discount non-interest bearing note - sale of property	3,342,000	0
Note receivable from sale of property net of unamortized discount	5,278,000	0
Non-interest bearing note - sale of property due date	Apr. 02, 2024
Non-interest bearing note - sale of property imputed interest rate	5.30%
Direct finance lease receivables	229,000	68,000
Total other receivables	5,507,000	68,000
Current portion of other receivables	47,000	68,000
Total long-term other receivables	$ 5,460,000	$ 0